Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Loss
Net loss	$ (11,080,380)	$ (8,266,576)
Other comprehensive income:
Foreign currency translation adjustments		23,546
Comprehensive loss	$ (11,080,380)	$ (8,243,030)